INVENTORY - Disclosure of detailed information about inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Finished goods	$ 94,207	$ 100,613
Raw materials and supplies	2,948,542	3,275,392
Inventory	$ 3,042,749	$ 3,376,005